Fair Value Measurements - Summary of Warrant Liability by Fair Value Hierarchy (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Public Warrant liabilities	$ 73,140,000	$ 62,100,000
Private Placement Warrant liabilities	33,917,332	28,439,999
Total warrant liabilities	107,057,332	90,539,999	$ 71,511,999	$ 67,066,666
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Public Warrant liabilities	73,140,000	62,100,000
Total warrant liabilities	73,140,000	62,100,000
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Private Placement Warrant liabilities	33,917,332	28,439,999
Total warrant liabilities	$ 33,917,332	$ 28,439,999